Other Information (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Unrecognized tax benefits	$ 158,321	$ 212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap		159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest		57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$ 450,517	$ 707,888